INVESTMENT AT EQUITY (Details ) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2012 Boomerang Systems Middle East [Member]	Sep. 30, 2009 Boomerang Systems Middle East [Member]	Jun. 30, 2012 Boomerang Stokes Mechanical Parking [Member]
Balance as of September 30, 2011			$ 139,836	$ 45,460	$ 45,460	$ 20,420	$ 139,836	$ 20,420	$ 0
Additional investment					247,395	133,825	45,600		141,000
Loss on investment (49%)	(47,345)	(17,128)	105,426	52,037	(153,019)	(108,785)	(44,150)		(61,276)
Balance as of June 30, 2012	$ 221,010		$ 221,010		$ 139,836	$ 45,460	$ 141,286	$ 20,420	$ 79,724